Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (120)	$ (104)	$ (29)
Net periodic expenses recognized in net profit	921	731	$ 847
Swiss defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	775	763
Interest expense related to defined benefit obligation	518	564
Interest income related to plan assets	(635)	(700)
Interest expense on asset ceiling effect	110	128
Administration expenses, taxes and premiums paid	34	27
Past service cost related to plan amendments	197	0
Curtailments	(120)	(104)
Termination benefits	0	6
Other movements	(2)	3
Net periodic expenses recognized in net profit	877	687
Other plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 44	$ 44